Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Property, Plant and Equipment:
Accumulated depreciation	$ (2,843)	$ (2,813)
Property, Plant and Equipment, net	1,271	1,285
Land
Property, Plant and Equipment:
Property, plant and equipment	36	35
Buildings
Property, Plant and Equipment:
Property, plant and equipment	384	377
Subscriber systems
Property, Plant and Equipment:
Property, plant and equipment	2,391	2,414
Machinery and equipment
Property, Plant and Equipment:
Property, plant and equipment	1,224	1,205
Construction in progress
Property, Plant and Equipment:
Property, plant and equipment	$ 79	$ 67